UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2018

Date of reporting period:	August 31, 2018

Item 1. Schedule of Investments:

Putnam Short-Term Municipal Income Fund

The fund's portfolio
8/31/18 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
G.O. Notes — General Obligation Notes
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.56% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.5%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (1.4%)

AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. A, 4.00%, 7/1/21	BB	$50,000	$50,544

Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 4.00%, 5/15/22	A/F	100,000	106,241

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 3.75%, 7/1/24	BBB-	20,000	20,558

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), 3.00%, 7/1/20	BB	25,000	24,794

			202,137
California (19.8%)

Bay Area Toll Auth. Mandatory Put Bonds (4/1/19), Ser. C, 1.875%, 4/1/47	AA	500,000	500,170

CA State G.O. Bonds, 6.20%, 10/1/19	Aa3	300,000	311,175

CA State FRN Mandatory Put Bonds (12/1/20), Ser. C, 2.157%, 12/1/28	Aa3	350,000	352,751

CA State Charter School Fin. Auth. 144A Rev. Bonds, (Summit Pub. Schools), 5.00%, 6/1/22	Baa3	105,000	113,608

CA State Infrastructure & Econ. Dev. Bank FRN, (J. Paul Getty Trust (The)), Ser. A-2, 1.973%, 10/1/47	Aaa	300,000	300,195

CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (8/1/21), (CA Academy of Sciences), Ser. D, 1.832%, 8/1/47	A2	200,000	199,804

CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A
Mandatory Put Bonds (10/15/18), (Republic Svcs., Inc.) Ser. A-1, 1.85%, 11/1/42	A-2	200,000	199,980
Mandatory Put Bonds (11/1/18), (Republic Svcs., Inc.) Ser. A, 1.85%, 8/1/23	A-2	100,000	99,976

CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Viamonte Senior Living 1, Inc.), Ser. B, 3.00%, 7/1/25	AA-	200,000	203,190

Irvine, Special Tax Bonds, (Cmnty. Fac. Dist. No. 2005), Ser. 2, 4.00%, 9/1/18	A+	75,000	75,000

Northern CA Gas Auth. No. 1 FRN Rev. Bonds, Ser. B, 2.196%, 7/1/19	A3	130,000	130,034

Riverside, Wtr. FRN Mandatory Put Bonds (1/15/20), Ser. A-17, 2.19%, 10/1/35	VMIG1	190,000	190,025

Roseville, Special Tax Bonds, (Westpark Cmnty. Pub. Fac. Dist. No. 1), 4.00%, 9/1/19	BBB-/P	40,000	40,819

Southern CA Pub. Pwr. Auth. Mandatory Put Bonds (5/1/21), (Canyon Pwr.), Ser. A, 2.25%, 7/1/40	Aa3	200,000	201,384

			2,918,111
Colorado (5.2%)

CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Evangelical Lutheran Good Samaritan Society), 5.00%, 6/1/20	BBB	100,000	104,993

Denver City & Cnty., Arpt. FRN Mandatory Put Bonds (11/15/19), (Denver Intl. Arpt.), Ser. B, 2.317%, 11/15/31	A1	195,000	195,534

E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/19), (Sr. Libor Index), Ser. A, 2.291%, 9/1/39	A	100,000	100,258

High Plains Co. Metro. Dist. G.O. Bonds, NATL, 4.00%, 12/1/21	Baa2	150,000	157,575

Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 3.00%, 12/1/22	Ba1	100,000	99,958

U. of CO Hosp. Auth. Mandatory Put Bonds (9/1/22), (UCHA Oblig. Group.), Ser. C-2, 5.00%, 11/15/38	Aa3	100,000	108,117

			766,435
Connecticut (1.0%)

CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (2/6/19), (Yale U.), Ser. U1, 1.00%, 7/1/33	VMIG1	140,000	139,637

			139,637
District of Columbia (1.0%)

DC, G.O. Bonds, Ser. B, AGM, 3.80%, 6/1/20	Aaa	150,000	153,960

			153,960
Florida (0.9%)

Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds, (Baptist Hlth. Care Corp. Oblig. Grp.), Ser. A, 5.125%, 8/15/20	A3	30,000	31,820

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty.), 4.00%, 11/15/19	A-/F	100,000	102,562

			134,382
Georgia (2.5%)

Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (5/3/21), (GA Transmission Corp. Vogtle Project), 2.50%, 1/1/52	AA-	200,000	201,126

Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy), 5.00%, 3/1/27	BBB-/F	75,000	82,334

Main St. Natural Gas, Inc. Rev. Bonds, Ser. B, 5.00%, 3/15/20	A3	85,000	88,647

			372,107
Illinois (6.6%)

Chicago, G.O. Bonds, Ser. A
5.00%, 1/1/21	BBB+	50,000	52,145
5.00%, 1/1/19	BBB+	50,000	50,370

Chicago, Board of Ed. G.O. Bonds, Ser. E, 5.00%, 12/1/21	B+	100,000	104,021

Chicago, Waste Wtr. Transmission Rev. Bonds
5.00%, 1/1/23	A	200,000	215,640
Ser. C, 5.00%, 1/1/19	A	100,000	100,991

IL State G.O. Bonds
Ser. A, 5.00%, 4/1/21	Baa3	100,000	104,509
5.00%, 1/1/21	Baa3	150,000	156,264

IL State Fin. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/23	A-/F	75,000	83,096
(Riverside Hlth. Syst.), 5.00%, 11/15/19	A+	100,000	103,629

			970,665
Indiana (0.7%)

IN State Fin. Auth. Econ. Dev. Mandatory Put Bonds (12/3/18), (Republic Svcs., Inc.), Ser. A, 1.75%, 5/1/34	A-2	100,000	100,000

			100,000
Kentucky (0.3%)

KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.00%, 6/1/20	Baa3	45,000	46,698

			46,698
Maryland (0.6%)

MD Econ. Dev. Corp. Rev. Bonds, (Towson U. Sr. Student Hsg.), 4.00%, 7/1/20	BBB	85,000	88,539

			88,539
Massachusetts (1.4%)

MA State Dev. Fin. Agcy. Rev. Bonds, (UMass Memorial Hlth. Care Oblig. Group), Ser. I, 5.00%, 7/1/19	BBB+	100,000	102,456

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. SF-169, 4.00%, 12/1/44	Aa1	100,000	103,303

			205,759
Michigan (4.5%)

Genesee Cnty., G.O. Bonds, 2.681%, 10/1/19	MIG1	215,000	215,022

Great Lakes, Wtr. Auth. Supply Syst. Rev. Bonds, Ser. D, 5.00%, 7/1/24	A3	100,000	112,656

MI State Fin. Auth. Rev. Bonds
(Unemployment Oblig. Assmt.), Ser. B, 5.00%, 7/1/21	Aaa	225,000	226,535
(Henry Ford Hlth. Syst.), 5.00%, 11/15/19	A	100,000	103,629

			657,842
Minnesota (0.5%)

MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.00%, 7/1/38	Aa1	70,000	72,694

			72,694
Missouri (3.2%)

KS City, Sanitation Swr. Syst. Rev. Bonds, Ser. B, 5.00%, 1/1/25(FWC)	Aa2	150,000	169,230

MO State Hlth. & Edl. Fac. Auth. VRDN, (WA U. (The)), Ser. C, 1.52%, 9/1/30	VMIG1	300,000	300,000

			469,230
Montana (0.4%)

MT State Board of Hsg. Rev. Bonds, Ser. A-2, FHA Insd., 3.00%, 12/1/43	Aa1	55,000	55,554

			55,554
Nebraska (0.7%)

Central Plains, Energy Rev. Bonds, (NE Gas No. 1), Ser. A, 5.25%, 12/1/18	A3	100,000	100,786

			100,786
Nevada (0.7%)

Las Vegas, Redev. Agcy. Tax Alloc. Bonds, 5.00%, 6/15/22	BBB+	100,000	109,371

			109,371
New Jersey (5.9%)

Atlantic City, G.O. Bonds, (Tax Appeal), Ser. B, AGM, 5.00%, 3/1/20	AA	200,000	208,398

NJ State Econ. Dev. Auth. Rev. Bonds
Ser. B, 5.00%, 11/1/21	Baa1	100,000	107,506
(Biomedical Research Fac.), Ser. A, 5.00%, 7/15/19	Baa1	100,000	102,572
Ser. AAA, 5.00%, 6/15/19	Baa1	100,000	102,332

NJ State Tpk. Auth. FRN Mandatory Put Bonds (1/1/21), Ser. C-5, 1.917%, 1/1/28	A+	150,000	150,642

NJ State Trans. Trust Fund Auth. Rev. Bonds, (Federal Hwy. Reimbursement Notes), 5.00%, 6/15/19	A+	200,000	204,774

			876,224
New Mexico (1.7%)

Farmington, Poll. Control
Mandatory Put Bonds (6/1/22) (Pub. Svcs. Co. of NM), Ser. B, 2.125%, 6/1/40	BBB+	100,000	98,246
Mandatory Put Bonds (4/1/20) (Southern CA Edison Co.), Ser. A, 1.875%, 4/1/29	Aa3	150,000	149,090

			247,336
New York (13.9%)

Hempstead, Union Free School Dist. G.O. Notes, 2.75%, 6/27/19	A/P	200,000	200,718

MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46	A2	200,000	206,296

NY City, G.O. Bonds, Ser. C, 2.55%, 12/1/19	AA	500,000	499,515

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds, (Culinary Inst. of America), 5.00%, 7/1/19	Baa2	100,000	102,415

NY State Mtge. Agcy. Rev. Bonds, Ser. 186, 2.00%, 4/1/19	Aa1	500,000	500,110

Port Auth. of NY & NJ Rev. Bonds, Ser. 185, 5.00%, 9/1/21	Aa3	500,000	543,460

			2,052,514
Ohio (2.9%)

Lancaster, Port Auth. FRN Mandatory Put Bonds (8/1/19), (Gas), 2.115%, 5/1/38	Aa2	125,000	125,118

Mason, City School Dist. G.O. Notes, 4.00%, 8/22/19	MIG1	300,000	303,093

			428,211
Oregon (1.7%)

Gilliam Cnty., Solid Waste Disp. 144A Mandatory Put Bonds (5/1/19), (Waste Mgt., Inc.), Ser. A, 2.25%, 8/1/25	A-2	250,000	249,818

			249,818
Pennsylvania (8.7%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/22	A	200,000	218,558

Bethlehem, Area School Dist. Auth. FRN Mandatory Put Bonds (11/1/21), 1.942%, 1/1/30	A1	150,000	150,032

Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds, (Foulkeways at Gwynedd), 3.00%, 12/1/18	BBB	100,000	100,229

PA State COP, Ser. A, 5.00%, 7/1/20	A2	100,000	105,063

PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (8/3/20), (Waste Mgt., Inc.), Ser. A, 1.70%, 8/1/37	A-2	200,000	197,436

PA State Tpk. Comm. FRN, Ser. A-2, 2.21%, 12/1/18	A1	300,000	300,102

Philadelphia, Auth for Indl. Dev. City Agreement Rev. Bonds, (Cultural & Coml. Corridors Program), Ser. A, 4.00%, 12/1/18	A2	100,000	100,555

State Public School Bldg. Auth. PA Lease Rev. Bonds, (Philadelphia School Dist.), 5.00%, 6/1/23	A2	100,000	110,538

			1,282,513
Puerto Rico (0.9%)

Cmnwlth. of PR, G.O. Bonds, (Pub. Impt.), Ser. A, NATL, 5.50%, 7/1/19	Baa2	125,000	127,770

			127,770
Rhode Island (0.7%)

RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/22	BBB+	100,000	109,025

			109,025
South Carolina (0.7%)

SC State Pub. Svcs. Auth. Rev. Bonds, (Santee Cooper), Ser. D, 5.00%, 12/1/22	A+	100,000	108,867

			108,867
Texas (3.3%)

SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A3	75,000	87,020

San Antonio, Elec. & Gas Syst. Mandatory Put Bonds (12/1/19), Ser. A, 2.25%, 2/1/33	Aa2	200,000	200,826

Tomball, Mandatory Put Bonds (8/15/19), (Indpt. School Bldg. & Dist.), Ser. B-3, PSFG, 1.10%, 2/15/43	Aaa	200,000	198,676

			486,522
Utah (2.0%)

Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. C, 1.43%, 5/15/36	Aa1	300,000	300,000

			300,000
Vermont (0.7%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds, (U. of VT Med. Ctr. (UVM)), Ser. A, 3.00%, 12/1/18	A2	100,000	100,306

			100,306
Washington (3.4%)

Grant Cnty., Pub. Util. Dist. No. 2 Mandatory Put Bonds (12/2/20), (Elec. Syst.), 2.00%, 1/1/44	AA	400,000	399,648

WA State Hlth. Care Fac. Auth. FRN Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.49%, 1/1/42	A+	100,000	101,233

			500,881
West Virginia (0.9%)

WV State Econ. Dev. Auth. Poll Control Rev. Bonds, (Appalachian Pwr. Co. - Amos), Ser. C, 3.25%, 5/1/19	A-	50,000	50,057

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. Mandatory Put Bonds (4/1/19), (Appalachian Pwr. Co. - Amos), Ser. A, 1.90%, 3/1/40	A-	75,000	74,944

			125,001
Wisconsin (0.7%)

Pub. Fin. Auth. Rev. Bonds, (Denver Intl. Arpt. Great Hall), 5.00%, 9/30/22	BBB-	100,000	109,210

			109,210
TOTAL INVESTMENTS

Total investments (cost $14,689,264)			$14,668,105

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2017 through August 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $14,744,710.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	17.0%
	Utilities	15.4
	Transportation	14.3
	Health care	12.4
	State debt	11.3

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$14,668,105	$—

Totals by level	$—	$14,668,105	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 29, 2018